Other Net Charges (Tables)	12 Months Ended
Dec. 31, 2012
Other Net Gains And Charges From EDT Business

Other net charges for the years ended December 31 consisted of (in millions):

	2012	2011	2010
(a) Facilities and other asset impairment charges	$107.5	$15.5	$16.7
(b) Severance, restructuring and other costs	42.4	8.8	16.1
(c) In-process research and development costs	11.0	—	6.0
(d) Cambridge collaboration	8.0	—	—
(e) Legal settlements	—	—	12.5
(f) Divestment of Prialt business	—	—	1.5

Total other net charges	$168.9	$24.3	$52.8

Tysabri and EDT Business [Member]
Other Net Gains And Charges From EDT Business

Other net gains and charges from Tysabri for the years ended December 31, 2012, 2011 and 2010 and the EDT business for the period up to September 16, 2011, the date of divestment of the EDT business, and for the year ended December 31, 2010 consisted of the following (in millions):

	2012	2011	2010
(a) Severance, restructuring and other costs	$4.2	$11.6	$3.5
(b) Facilities and other asset impairment charges	—	6.4	—
(c) Legal settlement gains and awards	—	(84.5)	—

Total other net (gains)/charges	$4.2	$(66.5)	$3.5

(a) Severance, restructuring and other costs

During 2012, we incurred severance restructuring and other costs of $4.2 million related to the Tysabri business resulting from the closure of the South San Francisco facility and associated reduction in headcount.

During 2011, severance restructuring and other costs of $11.6 million were incurred by our discontinued operations, including $1.6 million related to the Tysabri business and $10.0 million related to the closure of EDT’s King of Prussia, Pennsylvania site.

During 2010, severance restructuring and other costs of $3.5 million were incurred by our discontinued operations, including $1.2 million related to the Tysabri business and $2.3 million related to the realignment of resources in the EDT business to meet our business structure.

(b) Facilities and other asset impairment charges

During 2011, EDT incurred asset impairment charges of $6.4 million (2010: $Nil), principally relating to the closure of EDT’s King of Prussia, Pennsylvania site.

(c) Legal settlement gains and awards

In June 2008, a jury ruled in the U.S. District Court for the District of Delaware that Abraxis Biosciences, Inc. (Abraxis, since acquired by Celgene Corporation) had infringed a patent owned by EDT in relation to the application of NanoCrystal® technology to Abraxane®. EDT was awarded $55 million, applying a royalty rate of 6% to sales of Abraxane from January 1, 2005 through June 13, 2008 (the date of the verdict), though the judge had yet to rule on post-trial motions or enter the final order. This award and damages associated with the continuing sales of the Abraxane product were subject to interest. In February 2011, EDT entered into an agreement with Abraxis to settle this litigation. As part of the settlement agreement with Abraxis, EDT received $78.0 million in full and final settlement in March 2011 and recorded a gain of this amount.